Share-based payments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-based payments
28. Share-based payments
Annual Performance Plan
Under the IHG Annual Performance Plan (‘APP’), eligible employees (including Executive Directors) can receive all or part of their bonus in the form of deferred shares and/or receive one-off
awards of shares. Deferred shares are released on the third anniversary of the award date. Under the terms of awards that are referred to in this note, a fixed percentage of the award is made in the form of shares. Awards under the APP are conditional on the participants remaining in the employment of a participating company or leaving for a qualifying reason as per the plan rules. The grant of deferred shares under the APP is at the discretion of the Remuneration Committee.
The number of shares is calculated by dividing a specific percentage of the participant’s annual performance-related award by the average of the middle market quoted prices on the three consecutive business days following the announcement of the Group’s results for the relevant financial year.
Long Term Incentive Plan
The Long Term Incentive Plan (‘LTIP’) allows Executive Directors and eligible employees to receive conditional share awards, which normally have a vesting period of three years. In addition, certain awards to Executive Directors are subject to a further two-year
holding period after vesting.
Performance-related awards:
Executive Directors, and other eligible employees, are granted share awards containing performance-based vesting conditions set by the Remuneration Committee, which are normally measured over the vesting period.
Restricted stock units:
Awards to eligible employees are granted subject to continued employment.
Awards are normally made annually and, except in exceptional circumstances, will not exceed 3.5 times salary for eligible employees.
Colleague Share Plan
The Colleague Share Plan gives eligible corporate employees the opportunity to purchase shares up to an annual limit of $1,000 (or local currency equivalent limit) or such other amount determined by the Board or its duly authorised committee. After the end of the plan year, the participant will be awarded the right to receive one matching share for every purchased share (subject to continued employment). If the participant holds the purchased shares until the second anniversary of the end of the plan year, the conditional right to matching shares vests. During the year, 31,234 (2020: 36,298, 2019: nil) shares were purchased by participating employees. Matching shares were awarded for the first cycle in 2021 and will vest after 12 months.
The total fair value of the Colleague Share Plan is not significant.

More detailed information on the performance measures for awards to Executive Directors is shown in the Directors’ Remuneration Report on pages 104 to 125.
Costs relating to share-based payment transactions

	2021 $m	2020 $m	2019 $m
Equity-settled
Operating profit before System Fund and exceptional items	26	19	28
Operating exceptional items	–	–	1
System Fund	13	11	12
	39	30	41
Cash-settled
Operating profit before System Fund and exceptional items	2	2	2
	41	32	43
No consideration was received in respect of ordinary shares issued under option schemes during 2021, 2020 or 2019.
The Group uses separate option pricing models and assumptions depending on the plan.

			APP			LTIP
				Monte Carlo Simulation and
	Binomial valuation model			Binomial valuation model
	2021	2020	2019	2021	2020	2019
Weighted average share price (pence)	5,009.0	3,771.0	4,597.0	4,980.0	3,450.0	4,850.0
Expected dividend yield				1.11%	1.48%	2.16%
Risk-free interest rate				0.09%	0.02%	0.72%
Volatility a				43%	33%	19%
Term (years)	1.5	3.0	3.0	3.0	3.0	3.0
Movements in the awards outstanding under the schemes are as follows:

	APP		LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2019	591	1,088	1,301
Granted	217	287	540
Vested	(276)	(293)	(422)
Share capital consolidation	(21)	–	–
Lapsed or cancelled	(15)	(387)	(144)
Outstanding at 31 December 2019	496	695	1,275
Granted	138	383	696
Vested	(188)	(179)	(413)
Lapsed or cancelled	(33)	(85)	(137)
Outstanding at 31 December 2020	413	814	1,421
Granted	90	281	442
Vested	(147)	(70)	(391)
Lapsed or cancelled	(8)	(153)	(122)
Outstanding at 31 December 2021	348	872	1,350

Fair value of awards granted during the year (cents)
2021	6,888.5	4,676.3	6,559.7
2020	4,965.9	2,473.5	4,397.5
2019	5,888.7	4,985.6	5,862.1

Weighted average remaining contract life (years)
At 31 December 2021	0.5	1.2	1.2
At 31 December 2020	1.0	1.4	1.3
At 31 December 2019	1.1	1.3	1.2
The above awards do not vest until the performance and service conditions have been met.
The weighted average share price at the date of exercise for share awards vested during the year was 5,081.2p (2020: 4,874.5p). The closing share price on 31 December 2021 was 4,781.0p and the range during the year was 4,399.0p to 5,336.0p.